Results related to associates	9 Months Ended
Sep. 30, 2019
Results related to associates
Results related to associates

12. Results related to associates

Results related to associates for the three month period ended September 30, 2019 consist of our share of the net loss of Wings Therapeutics Inc. amounting to € 119,000.